Expenses by Nature - Summary of Expenses by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Abstract]
Clinical trials related expenses	¥ 424,724	¥ 107,440	¥ 82,046
Employee benefit expenses (Note 6)	120,173	27,243	15,098
Consultancy fee	69,498	31,784	12,011
R&D materials and consumable supplies	13,718	2,127	988
Depreciation and amortization	4,082	1,436	790
Office expenses	3,653	3,052	2,424
Expense related to Series C financing		19,655
Others	4,618	5,915	2,770
Total expenses, by nature	¥ 640,466	¥ 198,652	¥ 116,127